UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2018

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Alabama - 6.7%
County of Jefferson, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$400,000	$444,968
Convertible CAB, Subordinated Lien, (Step bond, 0.000% until 10/1/23, 7.900%)	0.000%	10/1/50	3,020,000	2,591,039
Subordinated Lien Warrants	6.000%	10/1/42	1,120,000	1,286,936
Subordinated Lien Warrants	6.500%	10/1/53	3,000,000	3,517,080
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	1,700,000	2,043,604
Southeast Alabama Gas Supply District, Natural Gas Revenue, Project #2	4.000%	6/1/24	1,400,000	1,490,370	(a)

Total Alabama				11,373,997

Arizona - 3.5%
Industrial Development Authority of the City of Phoenix, AZ, Education Revenue:
Basis School Inc.	5.000%	7/1/35	1,000,000	1,032,990	(b)
Great Hearts Academies	5.000%	7/1/41	1,200,000	1,268,112
La Paz County, AZ, Industrial Development Authority Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,050,550	(b)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	190,000	213,326	(b)
Salt Verde, AZ, Financial Corp., Senior Gas Revenue	5.000%	12/1/37	1,500,000	1,783,620
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	521,140	(c)

Total Arizona				5,869,738

California - 10.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	564,575
Anaheim, CA, Public Financing Authority, Lease Revenue	5.000%	5/1/46	2,000,000	2,236,500
California Municipal Finance Authority Revenue, Senior Lien, Linux Apartment Project	5.000%	12/31/43	500,000	561,005	(d)
California Pollution Control Financing Authority, Water Furnishing Revenue	5.000%	11/21/45	2,960,000	2,995,994	(b)
California State Public Works Board, Lease Revenue, Various Capital Project	5.125%	10/1/31	1,500,000	1,645,395
California Statewide Communities Development Authority, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	500,000	534,005	(b)
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	384,505	(b)
Golden State, CA, Tobacco Securitization Corp.	5.000%	6/1/47	300,000	308,286

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Inland Valley Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	$500,000	$543,255
M-S-R Energy Authority, CA:
Gas Revenue	7.000%	11/1/34	2,000,000	2,836,960
Gas Revenue	6.500%	11/1/39	2,000,000	2,829,940
Gas Revenue	6.500%	11/1/39	1,000,000	1,414,970
Redding, CA, Redevelopment Agency, Tax Allocation Revenue, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,566
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.500%	9/1/45	620,000	664,249

Total California				18,121,205

Colorado - 3.4%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	162,500
North Range, CO, Metropolitan District #2, GO	5.625%	12/1/37	500,000	504,285
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,621,440
Solaris Metropolitan District #3, GO	7.000%	12/15/46	500,000	495,485

Total Colorado				5,783,710

Connecticut - 0.3%
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	555,880

Delaware - 1.2%
Delaware State Economic Development Authority Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,085,900

District of Columbia - 1.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,107,160
Ingleside Rock Creek Project	4.125%	7/1/27	100,000	101,574
KIPP Charter School	6.000%	7/1/33	200,000	236,952	(c)
KIPP Charter School	6.000%	7/1/43	250,000	296,190	(c)

Total District of Columbia				2,741,876

Florida - 2.3%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	250,000	263,482	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	215,000	223,581	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	563,670

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Martin County, FL, Industrial Development Authority, Indiantown Cogeneration LP Project	4.200%	12/15/25	$1,500,000	$1,525,320	(b)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	460,124
Reunion, FL, East Community Development District Revenue:
Special Assessment	6.600%	5/1/33	295,000	301,065
Special Assessment	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	762,049	563,916	*(e)

Total Florida				3,901,161

Georgia - 1.9%
City of Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,116,640	(c)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,041,150	(c)

Total Georgia				3,157,790

Hawaii - 1.2%
State of Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,079,200

Illinois - 8.0%
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/31	1,500,000	1,654,485	(d)
Senior Lien	5.000%	1/1/42	500,000	546,235	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,066,550
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	500,000	542,470
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	500,000	564,690
Second Lien, AGM	5.000%	11/1/32	1,260,000	1,421,948
City of Chicago, IL, GO:
	5.000%	1/1/25	500,000	535,615
	5.500%	1/1/34	1,250,000	1,340,487
	6.000%	1/1/38	300,000	338,610
City of Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,000,000	1,068,280
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	1,053,010
Illinois State University, Auxiliary Facilities System, AGM	5.000%	4/1/28	100,000	112,292

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.000%	6/15/50	$155,000	$157,982
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	6/15/57	350,000	373,443
McCormick Place Expansion Project, CAB	0.000%	12/15/52	700,000	130,389
State of Illinois, GO:
	5.000%	2/1/26	650,000	700,472
	5.000%	11/1/26	1,200,000	1,296,648
	5.000%	2/1/27	250,000	270,293
	5.000%	2/1/29	300,000	320,763

Total Illinois				13,494,662

Indiana - 1.6%
City of Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	587,225	(d)
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	2,000,000	2,125,940

Total Indiana				2,713,165

Kentucky - 1.2%
County of Owen, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,073,820

Louisiana - 0.5%
Louisiana State Public Facilities Authority, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	700,000	766,871
Village of Epps, LA, COP	8.000%	6/1/18	775,000	69,750	*(f)

Total Louisiana				836,621

Maryland - 2.0%
Maryland State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,277,920

Massachusetts - 1.6%
Massachusetts State Development Finance Agency Revenue:
Newbridge Charles Inc.	5.000%	10/1/47	250,000	267,228	(b)
Partners Healthcare System	5.000%	7/1/47	1,000,000	1,110,910
Tufts Medical Center Inc.	6.875%	1/1/41	600,000	670,842	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Tufts Medical Center Inc.	6.875%	1/1/41	$400,000	$443,716
UMass Boston Student Housing Project	5.000%	10/1/41	200,000	217,432

Total Massachusetts				2,710,128

Michigan - 2.8%
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien	5.000%	7/1/35	200,000	228,138
Michigan State Finance Authority:
Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	310,000	324,886	(b)
Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	330,000	331,568	(b)
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	260,000	285,173
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	270,000	290,623
Michigan Strategic Fund:
Limited Obligation Revenue, Evangelical Homes of Michigan	5.250%	6/1/32	500,000	518,545
Limited Obligation Revenue, Evangelical Homes of Michigan	5.500%	6/1/47	750,000	778,477
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,011,180	(c)

Total Michigan				4,768,590

Missouri - 2.2%
Health & Educational Facilities Authority of the State of Missouri:
Lutheran Senior Services	6.000%	2/1/41	500,000	535,330
Lutheran Senior Services	5.000%	2/1/44	750,000	795,420
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	200,000	193,824	(b)
St Louis County, MO, Industrial Development Authority, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	2,000,000	2,258,980

Total Missouri				3,783,554

Nebraska - 2.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	3,340,000	3,655,162

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	300,000	310,635	(b)
Somerset Academy of Las Vegas	5.125%	12/15/45	500,000	516,855	(b)

Total Nevada				827,490

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 6.3%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	$450,000	$485,887	(d)
New Jersey State Economic Development Authority Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,642,215	(d)
Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	125,000	135,103	(d)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	100,000	113,778
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	640,000	672,928	(d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.250%	6/15/32	4,720,000	5,190,018
Salem County, NJ, Pollution Control Financing Authority Revenue, Chambers Project	5.000%	12/1/23	2,000,000	2,148,660	(d)
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	150,000	165,160

Total New Jersey				10,553,749

New York - 3.4%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	2,000,000	2,136,300	(c)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	1,000,000	1,147,880
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	1,205,000	1,273,384	(b)
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	300,000	321,690	(d)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/33	750,000	840,180	(d)

Total New York				5,719,434

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/47	500,000	543,870

Ohio - 0.5%
State of Ohio, Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	763,490	(d)

Oklahoma - 1.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch	6.250%	11/1/31	215,000	107,500	*(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - (continued)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	$1,000,000	$1,091,330	(c)
Montereau Inc. Project	5.250%	11/15/37	500,000	553,675

Total Oklahoma				1,752,505

Oregon - 0.8%
Clackamas County Hospital Facility Authority, Senior Living, Willamette View Project	5.000%	11/15/37	500,000	549,485
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/51	725,000	768,312

Total Oregon				1,317,797

Pennsylvania - 5.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	200,000	225,116
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	387,328
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	750,000	836,933
Montgomery County, PA, Industrial Development Authority:
Acts Retirement-Life-Communities	5.000%	11/15/28	1,400,000	1,502,046
Acts Retirement-Life-Communities	5.000%	11/15/29	1,350,000	1,445,391
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	3,170,000	3,465,824
Philadelphia, PA, Authority for Industrial Development Revenue:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	509,260
Performing Arts Charter School Project	6.000%	6/15/23	360,000	375,998	(b)

Total Pennsylvania				8,747,896

Texas - 20.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	5.000%	12/1/46	200,000	215,510
Arlington, TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	500,000	550,220
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	2,137,680
Dallas Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	20,000	22,529	(d)
Dallas Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	20,000	22,360	(d)
Dallas Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,305,250

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Dallas/Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	$4,000,000	$4,257,080	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, (Step bond, 0.000% until 10/1/23; 5.500%)	0.000%	10/1/35	1,500,000	1,415,550
Gulf Coast, TX, Industrial Development Authority Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,033,590	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,024,860	(c)
New Hope Cultural Education Facilities Finance Corp., TX:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	150,000	158,935
Retirement Facility Revenue, MRC Crestview	5.000%	11/15/36	550,000	576,565
Retirement Facility Revenue, MRC Senior Living-Langford Project	5.375%	11/15/36	475,000	482,738
Retirement Facility Revenue, Westminster Manor Project	5.000%	11/1/40	1,000,000	1,088,360
Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	100,000	108,488
Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	162,198
Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project	5.000%	4/1/39	1,165,000	1,241,074
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project	5.000%	11/15/37	700,000	770,350
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	460,000	*(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,000,000	1,164,150
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,630,275
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,336,080
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,084,940	(d)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,124,220
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,066,200	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Water Development Board Revenue, Implementation Fund	5.000%	10/15/42	$1,000,000	$1,152,800
Willacy County, TX, Jail Public Facilities Corp., Project Revenue, County Jail	7.500%	11/1/25	395,000	357,447

Total Texas				34,949,449

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,318,750

Utah - 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	274,585
Utah State Infrastructure Agency Revenue	5.250%	10/15/33	550,000	618,233

Total Utah				892,818

Virginia - 2.3%
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	250,000	278,093	(d)
	5.000%	7/1/45	300,000	331,518	(d)
Virginia State Small Business Financing Authority:
OpCo LLC Project	5.500%	1/1/42	2,000,000	2,168,520
Senior Lien, Elizabeth River Crossings	5.250%	1/1/32	1,000,000	1,078,260

Total Virginia				3,856,391

Wisconsin - 0.7%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	250,000	287,300	(b)
Public Finance Authority, WI, Revenue:
Celanese Project	5.000%	12/1/25	550,000	620,724	(b)
Church Home of Hartford Inc.	5.000%	9/1/38	250,000	258,863	(b)

Total Wisconsin				1,166,887

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,826,774)				166,394,605

SHORT-TERM INVESTMENTS - 0.9%
MUNICIPAL BONDS - 0.9%
California - 0.2%
Alameda County Industrial Development Authority, CA, JMS Family Partnership, Industrial Revenue	1.500%	10/1/25	200,000	200,000	(g)(h)
Santa Clara Valley Transportation Authority, CA	1.150%	4/1/36	100,000	100,000	(g)(h)

Total California				300,000

Georgia - 0.0%
Municipal Electric Authority of Georgia, Project 1	1.380%	1/1/48	100,000	100,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
University of Massachusetts Building Authority, MA	1.370%	11/1/34	$100,000	$100,000	(g)(h)

Mississippi - 0.0%
Mississippi State Business Finance Corp., Chevron USA Inc.	1.260%	12/1/30	100,000	100,000	(g)(h)

New York - 0.1%
City of New York, NY, GO	1.420%	3/1/40	200,000	200,000	(g)(h)

North Carolina - 0.2%
City of Charlotte, NC, 2003 Governmental Facilities Project, COP	1.370%	6/1/33	285,000	285,000	(g)(h)

Oregon - 0.2%
Oregon State Facilities Authority, Peacehealth	1.450%	8/1/34	300,000	300,000	(g)(h)

Texas - 0.1%
Permanent University Fund - University of Texas System, TX	1.230%	7/1/38	100,000	100,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $1,485,000)				1,485,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $35,262)	1.829%		35,262	35,262

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,520,262)				1,520,262

TOTAL INVESTMENTS - 99.4% (Cost - $159,347,036)				167,914,867
Other Assets in Excess of Liabilities - 0.6%				975,833

Total Net Assets - 100.0%				$168,890,700

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of July 31, 2018.

(f)	The maturity principal is currently in default as of July 31, 2018.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
GO	— General Obligation
GTD	— Guaranteed

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund invests primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity. There can be no assurance that the Fund will achieve its investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds	—	$166,394,605	—	$166,394,605
Short-Term Investments:
Municipal Bonds	—	1,485,000	—	1,485,000
Money Market Funds	$35,262	—	—	35,262

Total Short-Term Investments	35,262	1,485,000	—	1,520,262

Total Investments	$35,262	$167,879,605	—	$167,914,867

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018